Fair Value of Financial Instruments - Summary of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	R$ 41,854	R$ 23,466
Liabilities	(47,828)	(27,519)
Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	26,458	13,093
Liabilities	(32,927)	(19,516)
Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	8,456	4,215
Liabilities	(9,061)	(3,929)
Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	2,162	1,835
Liabilities	(754)	(470)
Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	167	120
Liabilities	(40)	(140)
NDF - Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	4,446	3,711
Liabilities	(4,971)	(3,384)
Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	165	492
Liabilities	(75)	(80)
Level 1 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	14	15
Liabilities	(7)	(22)
Level 1 [Member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 1 [Member] | Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 1 [Member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 1 [Member] | Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 1 [Member] | NDF - Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 1 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	14	15
Liabilities	(7)	(22)
Level 2 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	41,737	23,309
Liabilities	(47,736)	(27,471)
Level 2 [Member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	26,426	13,003
Liabilities	(32,881)	(19,513)
Level 2 [Member] | Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	8,385	4,163
Liabilities	(9,022)	(3,906)
Level 2 [Member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	2,162	1,835
Liabilities	(754)	(470)
Level 2 [Member] | Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	167	120
Liabilities	(40)	(140)
Level 2 [Member] | NDF - Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	4,446	3,711
Liabilities	(4,971)	(3,384)
Level 2 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	151	477
Liabilities	(68)	(58)
Level 3 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	103	142	R$ 436
Liabilities	(85)	(26)	R$ (103)
Level 3 [Member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	32	90
Liabilities	(46)	(3)
Level 3 [Member] | Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	71	52
Liabilities	(39)	(23)
Level 3 [Member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 3 [Member] | Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 3 [Member] | NDF - Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 3 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0	R$ 0
Liabilities	R$ 0